Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2015	Apr. 30, 2015	Apr. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Property, And Equipment
Total	$ 266			$ 266	$ 38
Less: accumulated depreciation	(32)			(31)	(6)
Property and equipment, net	234	226		235	32
Depreciation	1	8	2	25	5
Furniture
Property, And Equipment
Total	18			18	11
Laboratory equipment
Property, And Equipment
Total	26			26	12
Computers and equipment
Property, And Equipment
Total	78			78	15
Software
Property, And Equipment
Total	$ 144			$ 144